Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of net fair value of derivative financial instruments	The following tables summarize the Group's calculated net fair value of derivative financial instruments as of the reporting date:

Natural Gas Contracts		Weighted Average Price per Mcfe(a)
	Volume		Sold	Purchased	Sold	Purchased	Basis	Fair Value at
	(MMBtu)	Swaps	Puts	Puts	Calls	Calls	Differential	June 30, 2024
For the remainder of 2024
Swaps	108,861	$3.42	$—	$—	$—	$—	$—	$51,068
Stand-alone calls, net(b)	—	—	—	—	—	—	—	(7,254)
Basis swaps	95,228	—	—	—	—	—	(0.68)	10,808
2025
Swaps	175,398	$3.15	$—	$—	$—	$—	$—	$(67,874)
Two-way collars	3,650	—	—	3.59	3.79	—	—	320
Stand-alone calls, net(b)	2,164	—	—	—	3.62	—	—	(16,680)
Basis swaps	105,478	—	—	—	—	—	(0.77)	(1,359)
2026
Swaps	139,307	$3.19	$—	$—	$—	$—	$—	$(89,444)
Two-way collars	3,650	—	—	—	5.13	3.08	—	(309)
Stand-alone calls, net(b)	12,477	—	—	—	3.59	—	—	(30,375)
Basis swaps	21,071	—	—	—	—	—	(0.53)	(1,056)

Natural Gas Contracts		Weighted Average Price per Mcfe(a)
	Volume		Sold	Purchased	Sold	Purchased	Basis	Fair Value at
	(MMBtu)	Swaps	Puts	Puts	Calls	Calls	Differential	June 30, 2024
2027
Swaps	122,503	$3.22	$—	$—	$—	$—	$—	$(74,898)
Two-way collars	6,409	—	—	3.52	5.87	—	—	910
Stand-alone calls, net(b)	10,950	—	—	—	3.59	—	—	(28,808)
Basis swaps	8,110	—	—	—	—	—	(0.39)	(404)
2028
Swaps	99,245	$2.85	$—	$—	$—	$—	$—	$(83,878)
Two-way collars	10,502	—	—	4.10	6.61	—	—	6,023
Stand-alone calls, net(b)	—	—	—	—	—	—	—	(1,527)
Purchased puts	7,978	—	—	3.08	—	—	—	2,925
Sold puts	7,978	—	3.08	—	—	—	—	(2,925)
Basis swaps	7,557	—	—	—	—	—	(0.39)	(461)
2029
Swaps	36,066	$2.36	$—	$—	$—	$—	$—	$(39,917)
Two-way collars	28,251	—	—	3.72	5.01	—	—	5,728
Purchased puts	30,066	—	—	2.80	—	—	—	9,732
Sold puts	30,066	—	1.85	—	—	—	—	(2,165)
Basis swaps	3,594	—	—	—	—	—	(0.39)	(343)
2030
Swaps	11,726	$2.89	$—	$—	$—	$—	$—	$(7,327)
Two-way collars	30,099	—	—	3.59	4.21	—	—	3,301
Purchased puts	14,492	—	—	2.81	—	—	—	5,146
Sold puts	14,492	—	1.85	—	—	—	—	(1,269)
2031
Swaps	5,909	$3.70	$—	$—	$—	$—	$—	$310
Two-way collars	38,595	—	—	3.59	4.19	—	—	3,817
2032
Swaps	2,824	$3.70	$—	$—	$—	$—	$—	$274
Two-way collars	9,190	—	—	3.59	4.19	—	—	(625)
Swaptions
10/1/2024-9/30/2028(c)	14,610	$2.79	$—	$—	$—	$—	$—	$(11,287)
1/1/2025-12/31/2029(d)	36,520	2.65	—	—	—	—	—	(33,024)
4/1/2026-3/31/2030(e)	82,171	2.46	—	—	—	—	—	(92,714)
4/1/2030-3/31/2032(f)	42,627	2.46	—	—	—	—	—	(43,602)
Total natural gas contracts	1,379,814							$(539,163)
(a)Rates have been converted from Btu to Mcfe using a Btu conversion factor of 1.03.
(b)Future cash settlements for deferred premiums.
(c)Option expires on September 6, 2024.
(d)Option expires on December 23, 2024.
(e)Option expires on March 23, 2026.
(f)Option expires on March 22, 2030.

NGLs Contracts		Weighted Average Price per Bbl
	Volume		Sold	Fair Value at
	(MBbls)	Swaps	Calls	June 30, 2024
For the Remainder of 2024
Swaps	1,809	$37.24	$—	$(4,634)
Stand-alone calls	460	—	31.29	(2,736)
2025
Swaps	3,347	$33.81	$—	$(10,860)
Stand-alone calls	913	—	30.07	(6,369)
2026
Swaps	3,050	$32.02	$—	$(6,615)
Stand-alone calls	913	—	27.83	(1,862)
2027
Swaps	1,916	$33.21	$—	$(3,820)
2028
Swaps	267	$28.91	$—	$(686)
Total NGLs contracts	12,675			$(37,582)

Oil Contracts		Weighted Average Price per Bbl
	Volume		Purchased	Sold	Fair Value at
	(MBbls)	Swaps	Puts	Calls	June 30, 2024
For the Remainder of 2024
Swaps	372	$64.52	$—	$—	$(5,370)
Two-way collars	156	—	70.00	91.20	66
Sold calls	92	—	—	70.00	(942)
2025
Swaps	739	$61.07	$—	$—	$(8,630)
Sold calls	110	—	—	70.50	(1,015)
2026
Swaps	600	$61.07	$—	$—	$(5,206)
Sold calls	110	—	—	67.50	(1,124)
2027
Swaps	550	$62.34	$—	$—	$(2,795)
Total oil contracts	2,729				$(25,016)

Interest	Principal Hedged		Fair Value at
		Fixed Rate	June 30, 2024
2024
SOFR interest rate swap	$5,520	4.15%	$325

Net fair value of derivative financial instruments as of June 30, 2024			$(601,436)

Summary of net derivatives	The following table outlines the Group’s net derivatives as of the reporting date as follows:

Derivative Financial Instruments	Consolidated Statement of Financial Position	June 30, 2024	December 31, 2023
Assets:
Non-current assets	Derivative financial instruments	$39,617	$24,401
Current assets	Derivative financial instruments	70,313	87,659
Total assets		$109,930	$112,060
Liabilities:
Non-current liabilities	Derivative financial instruments	$(611,576)	$(623,684)
Current liabilities	Derivative financial instruments	(99,790)	(45,836)
Total liabilities		$(711,366)	$(669,520)
Net assets (liabilities):
Net assets (liabilities) - non-current	Derivative financial instruments	$(571,959)	$(599,283)
Net assets (liabilities) - current	Derivative financial instruments	(29,477)	41,823
Total net assets (liabilities)		$(601,436)	$(557,460)

Summary of effect of netting, assets	The following presents the
impact of this presentation to the Group’s recognized assets and liabilities as of the periods indicated:

	As of June 30, 2024
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$128,365	$(88,748)	$39,617
Current assets	112,331	(42,018)	70,313
Total assets	$240,696	$(130,766)	$109,930
Non-current liabilities	$(700,325)	$88,749	$(611,576)
Current liabilities	(141,807)	42,017	(99,790)
Total liabilities	$(842,132)	$130,766	$(711,366)
Total net assets (liabilities)	$(601,436)	$—	$(601,436)

	As of December 31, 2023
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$103,008	$(78,607)	$24,401
Current assets	198,806	(111,147)	87,659
Total assets	$301,814	$(189,754)	$112,060
Non-current liabilities	$(678,053)	$54,369	$(623,684)
Current liabilities	(181,221)	135,385	(45,836)
Total liabilities	$(859,274)	$189,754	$(669,520)
Total net assets (liabilities)	$(557,460)	$—	$(557,460)

Summary of effect of netting, liabilities	The following presents the
impact of this presentation to the Group’s recognized assets and liabilities as of the periods indicated:

	As of June 30, 2024
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$128,365	$(88,748)	$39,617
Current assets	112,331	(42,018)	70,313
Total assets	$240,696	$(130,766)	$109,930
Non-current liabilities	$(700,325)	$88,749	$(611,576)
Current liabilities	(141,807)	42,017	(99,790)
Total liabilities	$(842,132)	$130,766	$(711,366)
Total net assets (liabilities)	$(601,436)	$—	$(601,436)

	As of December 31, 2023
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$103,008	$(78,607)	$24,401
Current assets	198,806	(111,147)	87,659
Total assets	$301,814	$(189,754)	$112,060
Non-current liabilities	$(678,053)	$54,369	$(623,684)
Current liabilities	(181,221)	135,385	(45,836)
Total liabilities	$(859,274)	$189,754	$(669,520)
Total net assets (liabilities)	$(557,460)	$—	$(557,460)

Summary of gain (loss) on derivative financial instruments	The Group recorded the following gain (loss) on derivative financial instruments in the Consolidated Statement of Comprehensive Income for the periods presented:

	Six Months Ended		Year Ended
	June 30, 2024	June 30, 2023	December 31, 2023
Net gain (loss) on commodity derivatives settlements(a)	$77,749	$54,525	$178,064
Net gain (loss) on interest rate swaps(a)	100	(2,824)	(2,722)
Gain (loss) on foreign currency hedges(a)	—	(521)	(521)
Total gain (loss) on settled derivative instruments	$77,849	$51,180	$174,821
Gain (loss) on fair value adjustments of unsettled financial instruments(b)	(80,117)	760,933	905,695
Total gain (loss) on derivative financial instruments	$(2,268)	$812,113	$1,080,516
(a)Represents the cash settlement of hedges that settled during the period.
(b)Represents the change in fair value of financial instruments net of removing the carrying value of hedges that settled during the period.